Average Annual Total Returns - INVESCO AMERICAN VALUE FUND	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions 10Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class R InceptionDate	Class R 1Year	Class R 5Years	Class R 10Years	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Class R5 InceptionDate	Class R5 1Year	Class R5 5Years	Class R5 10Years	Class R6 InceptionDate	Class R6 1Year	Class R6 5Years	Class R6 10Years		Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 1Year	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 5Years	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 10Years	Lipper Mid-Cap Value Funds Index 1Year	Lipper Mid-Cap Value Funds Index 5Years	Lipper Mid-Cap Value Funds Index 10Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Oct. 18, 1993	(4.31%)	5.65%	7.54%	(4.38%)	4.27%	6.22%	(2.51%)	4.26%	5.91%	Oct. 18, 1993	(0.50%)	6.08%	7.52%	Mar. 20, 2007	0.99%	6.59%	7.88%	Feb. 07, 2006	1.49%	7.12%	8.42%	Jun. 01, 2010	1.64%	7.23%	8.56%	Sep. 24, 2012	1.65%	7.30%	8.54%	[1]	4.96%	9.73%	10.49%	4.30%	7.91%	8.84%	18.40%	15.22%	13.88%

[1]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.